Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

October 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%

Communication Services - 2.2%
Activision Blizzard, Inc.	9,211	$670,561
Electronic Arts, Inc.	5,358	674,894
Trade Desk, Inc. (The) Class A*	11,764	626,315
Total Communication Services		1,971,770

Consumer Discretionary - 7.3%
Chipotle Mexican Grill, Inc.*	432	647,278
Dollar General Corp.	2,798	713,630
DR Horton, Inc.	9,602	738,202
Home Depot, Inc. (The)	2,431	719,892
Lennar Corp. Class A	9,121	736,065
Tesla, Inc.*	3,123	710,607
TJX Cos., Inc. (The)	9,906	714,223
Tractor Supply Co.	3,393	745,680
Ulta Beauty, Inc.*	1,750	733,897
Total Consumer Discretionary		6,459,474

Consumer Staples - 8.0%
Archer-Daniels-Midland Co.	7,467	724,150
Brown-Forman Corp. Class B	10,481	712,708
Church & Dwight Co., Inc.	9,151	678,364
Coca-Cola Co. (The)	11,968	716,285
Costco Wholesale Corp.	1,401	702,601
Hormel Foods Corp.	14,893	691,780
Monster Beverage Corp.*	7,646	716,583
Procter & Gamble Co. (The)	5,209	701,496
Sysco Corp.	8,367	724,247
Tyson Foods, Inc. Class A	10,285	702,980
Total Consumer Staples		7,071,194

Energy - 11.6%
Chevron Corp.	3,867	699,540
ConocoPhillips	5,380	678,364
Devon Energy Corp.	9,015	697,310
Diamondback Energy, Inc.	4,397	690,813
Energy Transfer LP	55,397	707,420
Enterprise Products Partners LP	26,779	676,170
EOG Resources, Inc.	4,961	677,276
Exxon Mobil Corp.	6,327	701,095
Hess Corp.	4,940	696,935
Marathon Petroleum Corp.	6,013	683,197
Occidental Petroleum Corp.	9,399	682,367
ONEOK, Inc.	11,833	701,933
Phillips 66	6,668	695,406
Pioneer Natural Resources Co.	2,534	649,743
Valero Energy Corp.	5,243	658,259
Total Energy		10,295,828

Financials - 10.5%
Ameriprise Financial, Inc.	2,508	775,273
Aon PLC Class A	2,391	673,043
Arch Capital Group Ltd.*	13,887	798,503
Brown & Brown, Inc.	10,885	639,929
Charles Schwab Corp. (The)	9,524	758,777
Interactive Brokers Group, Inc. Class A	8,735	700,110
M&T Bank Corp.	4,140	697,052
Marsh & McLennan Cos., Inc.	4,323	698,121
Nasdaq, Inc.	11,599	721,922
Principal Financial Group, Inc.	8,495	748,664
Regions Financial Corp.	34,311	753,126
Travelers Cos., Inc. (The)	3,800	700,948

Security Description	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
W R Berkley Corp.	9,387	$698,205
Total Financials		9,363,673

Health Care - 16.6%
Abbott Laboratories	7,046	697,131
AbbVie, Inc.	4,554	666,706
AmerisourceBergen Corp.	4,534	712,836
Bristol-Myers Squibb Co.	9,275	718,534
Centene Corp.*	9,069	772,044
Danaher Corp.	2,738	689,072
Elevance Health, Inc.	1,311	716,815
Eli Lilly & Co.	1,965	711,507
Hologic, Inc.*	10,714	726,409
Humana, Inc.	1,312	732,201
Incyte Corp.*	9,489	705,412
Johnson & Johnson	3,970	690,661
Merck & Co., Inc.	7,001	708,501
Pfizer, Inc.	14,900	693,595
Quest Diagnostics, Inc.	4,898	703,598
Regeneron Pharmaceuticals, Inc.*	938	702,328
ResMed, Inc.	3,013	673,978
STERIS PLC	4,005	691,183
Thermo Fisher Scientific, Inc.	1,348	692,832
UnitedHealth Group, Inc.	1,255	696,713
Vertex Pharmaceuticals, Inc.*	2,232	696,384
Total Health Care		14,798,440

Industrials - 12.1%
AMETEK, Inc.	5,620	728,689
CH Robinson Worldwide, Inc.	7,119	695,669
Cintas Corp.	1,675	716,146
CoStar Group, Inc.*	9,328	771,612
CSX Corp.	24,319	706,710
Cummins, Inc.	2,877	703,455
Deere & Co.	1,748	691,893
Fastenal Co.	14,531	702,283
IDEX Corp.	3,284	730,066
Ingersoll Rand, Inc.	14,314	722,857
JB Hunt Transport Services, Inc.	4,051	693,005
Lockheed Martin Corp.	1,473	716,880
Old Dominion Freight Line, Inc.	2,572	706,271
United Parcel Service, Inc. Class B	4,046	678,798
WW Grainger, Inc.	1,289	753,227
Total Industrials		10,717,561

Information Technology - 19.6%
Accenture PLC Class A	2,485	705,491
Amphenol Corp. Class A	9,361	709,845
Analog Devices, Inc.	4,569	651,631
Apple, Inc.	4,548	697,390
Arista Networks, Inc.*	6,060	732,412
Automatic Data Processing, Inc.	2,878	695,613
Broadcom, Inc.	1,489	700,009
Broadridge Financial Solutions, Inc.	4,750	712,785
Cadence Design Systems, Inc.*	4,230	640,380
CDW Corp.	4,123	712,496
Check Point Software Technologies Ltd. (Israel)*	5,859	757,158
Corning, Inc.	20,806	669,329

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Enphase Energy, Inc.*	2,658	$816,006
Keysight Technologies, Inc.*	3,964	690,331
KLA Corp.	2,304	729,101
Mastercard, Inc. Class A	2,215	726,919
Microchip Technology, Inc.	10,829	668,582
Microsoft Corp.	2,766	642,071
ON Semiconductor Corp.*	10,197	626,402
Paychex, Inc.	5,971	706,429
QUALCOMM, Inc.	5,787	680,898
Synopsys, Inc.*	2,259	660,870
TE Connectivity Ltd. (Switzerland)	5,829	712,479
Texas Instruments, Inc.	4,193	673,521
Visa, Inc. Class A	3,518	728,789
Total Information Technology		17,446,937

Materials - 6.8%
Air Products and Chemicals, Inc.	2,776	695,110
Albemarle Corp.	2,480	694,078
Corteva, Inc.	10,651	695,936
FMC Corp.	5,715	679,514
Freeport-McMoRan, Inc.	20,910	662,638
LyondellBasell Industries NV Class A	8,152	623,220
Mosaic Co. (The)	12,613	677,949
Nucor Corp.	4,941	649,149
Vulcan Materials Co.	4,309	705,383
Total Materials		6,082,977

Real Estate - 3.2%
Prologis, Inc.	6,497	719,543
Public Storage	2,288	708,708
Realty Income Corp.	11,622	723,702
Weyerhaeuser Co.	22,355	691,440
Total Real Estate		2,843,393

Utilities - 0.8%
Atmos Energy Corp.	6,583	701,418

Total Common Stocks
(Cost $87,105,057)		87,752,665

TOTAL INVESTMENTS - 98.7%
(Cost $87,105,057)		87,752,665
Other Assets in Excess of Liabilities - 1.3%		1,188,695
Net Assets - 100.0%		$88,941,360

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$87,752,665	$—	$—	$87,752,665
Total	$87,752,665	$—	$—	$87,752,665